Document And Entity Information	Dec. 19, 2024
Document Information [Line Items]
Entity, Registrant Name	PROVIDENT BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Dec. 19, 2024
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-39090
Entity, Tax Identification Number	84-4132422
Entity, Address, Address Line One	5 Market Street
Entity, Address, City or Town	Amesbury
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01913
City Area Code	978
Local Phone Number	834-8555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	PVBC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001778784